Disclosures on equity - Movements in Other Reserves and Changes in Interest (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Disclosures Of Equity [Line Items]
Opening balance	$ (31,125)	$ (44,155)	$ 7,432
Movement of reserves	188,138	28,879	(69,295)
Reclassification adjustments	18,566	(9,912)	9,550
Related taxes	(60,709)	(5,937)	17,922
Reclassification to retained earnings			(9,764)
Closing balance	114,870	(31,125)	(44,155)
Foreign currency translation difference, before taxes
Disclosures Of Equity [Line Items]
Opening balance	(8,042)	(7,913)	(11,569)
Movement of reserves	3,121	(129)	4,046
Reclassification adjustments	0	0	(390)
Related taxes	0	0	0
Reclassification to retained earnings			0
Closing balance	(4,921)	(8,042)	(7,913)
Reserve for cash flow hedges, before taxes
Disclosures Of Equity [Line Items]
Opening balance	(19,967)	(46,589)	6,173
Movement of reserves	126	36,079	(66,051)
Reclassification adjustments	18,566	(9,457)	13,289
Related taxes	0	0	0
Reclassification to retained earnings			0
Closing balance	(1,275)	(19,967)	(46,589)
Reserve for cash flow hedges, deferred taxes
Disclosures Of Equity [Line Items]
Opening balance	5,392	12,564	(1,682)
Movement of reserves	0	0	0
Reclassification adjustments	0	0	0
Related taxes	(5,047)	(7,172)	14,246
Reclassification to retained earnings			0
Closing balance	345	5,392	12,564
Reserve for actuarial gains and losses from defined benefit plans, before taxes
Disclosures Of Equity [Line Items]
Opening balance	(12,155)	(5,879)	(10,527)
Movement of reserves	(5,836)	(6,276)	4,648
Reclassification adjustments	0	0	0
Related taxes	0	0	0
Reclassification to retained earnings			0
Closing balance	(17,991)	(12,155)	(5,879)
Reserve for actuarial gains and losses from defined benefit plans, deferred taxes
Disclosures Of Equity [Line Items]
Opening balance	2,957	1,705	1,847
Movement of reserves	0	0	0
Reclassification adjustments	0	0	0
Related taxes	1,580	1,252	(142)
Reclassification to retained earnings			0
Closing balance	4,537	2,957	1,705
Reserve for gains (losses) from financial assets measured at fair value through other comprehensive income, before taxes
Disclosures Of Equity [Line Items]
Opening balance	(15,081)	(15,271)	10,176
Movement of reserves	190,509	190	(12,072)
Reclassification adjustments	0	0	0
Related taxes	0	0	0
Reclassification to retained earnings			(13,375)
Closing balance	175,428	(15,081)	(15,271)
Reserve for gains (losses) from financial assets measured at fair value through other comprehensive income, deferred taxes
Disclosures Of Equity [Line Items]
Opening balance	4,108	4,125	(3,304)
Movement of reserves	0	0	0
Reclassification adjustments	0	0	0
Related taxes	(57,242)	(17)	3,818
Reclassification to retained earnings			3,611
Closing balance	(53,134)	4,108	4,125
Other reserves, before taxes
Disclosures Of Equity [Line Items]
Opening balance	11,663	13,103	16,318
Movement of reserves	218	(985)	134
Reclassification adjustments	0	(455)	(3,349)
Related taxes	0	0	0
Reclassification to retained earnings			0
Closing balance	11,881	11,663	13,103
Total reserves, reserves
Disclosures Of Equity [Line Items]
Opening balance	(43,582)	(62,549)	10,571
Movement of reserves	188,138	28,879	(69,295)
Reclassification adjustments	18,566	(9,912)	9,550
Related taxes	0	0	0
Reclassification to retained earnings			(13,375)
Closing balance	163,122	(43,582)	(62,549)
Total reserves, deferred taxes
Disclosures Of Equity [Line Items]
Opening balance	12,457	18,394	(3,139)
Movement of reserves	0	0	0
Reclassification adjustments	0	0	0
Related taxes	(60,709)	(5,937)	17,922
Reclassification to retained earnings			3,611
Closing balance	$ (48,252)	$ 12,457	$ 18,394